February 27, 2018

U.S. Securities & Exchange Commission
100 F Street, N.E.
Washington, DC 20549

Re: Vanguard Charlotte Fund (the “Trust”)
File No. 333-177613

Commissioners:

Pursuant to Rule 497(j) under the Securities Act of 1933, this letter serves as certification that the Prospectuses and Statement of Additional Information with respect to the above-referenced Trust do not differ from that filed in the most recent post-effective amendment, which was filed electronically.

Sincerely,

Laura Bautista
Associate Counsel
The Vanguard Group, Inc.

cc:	Lisa Larkin
U.S. Securities and Exchange Commission